Application of New and Revised International Financial Reporting Standards ("IFRS") (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Application of new and revised international financial reporting standards ("IFRS") (Textual)
Operating lease payments	$ 2,669,859	$ 2,606,969